Commitments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease commitments
Total payment obligation	€ 3,214	€ 6,670	€ 6,620
Rostock headquarters building | Not later than one year
Lease commitments
Future lease payments to be made	105	0	107
Rostock headquarters building | 1 - 5 years
Lease commitments
Future lease payments to be made	1,272	1,272	2,370
Rostock headquarters building | More than five years
Lease commitments
Future lease payments to be made	318	318	4,219
Office equipment and storage spaces | Not later than one year
Lease commitments
Future lease payments to be made	105	59	44
Office equipment and storage spaces | 1 - 5 years
Lease commitments
Future lease payments to be made	€ 4	€ 25	€ 49